Unaudited Consolidated Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
OPERATING ACTIVITIES
Net income	$ 17,630	$ 4,621
Non-cash and non-operating items:
Unrealized gain on non-designated derivative instruments (note 11)	(38,201)	(5,522)
Depreciation and amortization	91,299	77,894
Write-down of vessels	53,863	50,600
Unrealized foreign currency exchange (gain) loss including the effect of the termination of cross-currency swaps (notes 2 and 11)	(12,313)	21,525
Equity income, net of dividends received of $11,583 (2017 - $28,781)	(41,014)	21,984
Ineffective portion on qualifying cash flow hedging instruments included in interest expense	(740)	755
Other	(5,261)	(1,207)
Change in non-cash operating assets and liabilities	3,422	(2,445)
Expenditures for dry docking	(10,458)	(17,067)
Net operating cash flow	58,227	151,138
Net operating cash flow
Proceeds from issuance of long-term debt	685,547	249,682
Scheduled repayments of long-term debt and settlement of related swaps	(173,488)	(162,315)
Prepayments of long-term debt	(440,820)	(67,040)
Debt issuance costs	(8,534)	(1,765)
Proceeds from financing related to sales and leaseback of vessels	370,050	335,830
Scheduled repayments of obligations related to capital leases	(45,281)	(27,411)
Cash distributions paid	(52,535)	(42,462)
Dividends paid to non-controlling interests	(1,290)	(658)
Other	0	(605)
Net financing cash flow	333,649	283,256
Net financing cash flow
Expenditures for vessels and equipment	(559,172)	(350,137)
Capital contributions to equity-accounted joint ventures	(33,496)	(143,513)
Return of capital and repayment of advances from equity-accounted joint ventures	5,000	40,320
Proceeds from sale of equity-accounted joint venture (note 7d)	54,438	0
Receipts from direct financing leases	8,361	9,203
Proceeds from sale of vessel	0	20,580
Net investing cash flow	(524,869)	(423,547)
(Decrease) increase in cash, cash equivalents and restricted cash	(132,993)	10,847
Cash, cash equivalents and restricted cash, beginning of the period	339,435	243,173
Cash, cash equivalents and restricted cash, end of the period	$ 206,442	$ 254,020